UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

December 31, 2010
unaudited

Common stocks — 92.09%	Shares	Value (000)

FINANCIALS — 18.74%
Prudential PLC	103,434,280	$1,077,246
Housing Development Finance Corp. Ltd.	65,696,730	1,070,117
Industrial and Commercial Bank of China Ltd., Class H	1,292,227,930	962,587
Agricultural Bank of China, Class H1	1,690,094,000	848,004
UBS AG1	47,953,347	787,255
China Life Insurance Co. Ltd., Class H	188,130,000	768,465
Banco Bradesco SA, preferred nominative	35,535,615	698,938
Deutsche Bank AG	13,090,256	683,957
Barclays PLC	159,162,607	649,286
Société Générale	11,080,242	595,519
Erste Bank der oesterreichischen Sparkassen AG	11,943,297	560,829
Banco Santander, SA	52,794,814	559,318
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	279,433
Itaú Unibanco Holding SA, preferred nominative	10,926,130	261,898
Bank of China Ltd., Class H	1,008,596,600	532,015
Fairfax Financial Holdings Ltd.	774,114	317,046
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	205,667
AIA Group Ltd.1	159,541,200	448,484
ICICI Bank Ltd.	16,783,467	429,805
AXA SA	25,623,795	426,301
HDFC Bank Ltd.	8,031,258	421,428
Credit Suisse Group AG	10,155,871	409,168
Ping An Insurance (Group) Co. of China, Ltd., Class H	34,855,000	389,679
Sun Hung Kai Properties Ltd.	23,161,000	384,686
Bank of Nova Scotia	6,420,000	368,683
Sberbank of Russia (GDR)2	825,935	353,735
BNP Paribas SA	5,115,152	325,432
HSBC Holdings PLC (Hong Kong)	25,858,493	265,145
HSBC Holdings PLC (United Kingdom)	5,670,000	57,558
PT Bank Central Asia Tbk	450,000,000	319,645
Hana Financial Holdings	8,348,000	318,502
DnB NOR ASA	22,331,767	313,446
State Bank of India	4,906,336	308,535
Woori Finance Holdings Co., Ltd.	22,272,850	304,194
Banco Bilbao Vizcaya Argentaria, SA	30,000,000	303,073
DLF Ltd.	43,139,235	281,662
Lloyds Banking Group PLC1	245,234,895	251,201
China Construction Bank Corp., Class H	255,516,000	229,125
Ayala Land, Inc.	601,283,600	225,910
Sampo Oyj, Class A	7,528,722	201,716
Türkiye Garanti Bankasi AS	38,700,000	196,008
Toronto-Dominion Bank	2,470,000	184,449
Sino Land Co. Ltd.	97,670,000	182,704
Australia and New Zealand Banking Group Ltd.	6,698,188	159,969
UniCredit SpA	68,427,598	141,549
Standard Chartered PLC	4,741,426	127,555
China Taiping Insurance Holdings Co. Ltd.1	40,200,000	123,608
Banco do Brasil SA, ordinary nominative	6,216,000	117,654
PartnerRe Holdings Ltd.	1,395,000	112,088
China Pacific Insurance (Group) Co., Ltd., Class H	26,750,000	111,160
Daito Trust Construction Co., Ltd.	1,315,000	90,053
ING Groep NV, depository receipts1	9,230,000	89,792
Topdanmark A/S1	673,550	89,053
Shinhan Financial Group Co., Ltd.	1,708,620	79,642
Allianz SE	626,500	74,451
Skandinaviska Enskilda Banken AB, Class A	7,259,722	60,555
Royal Bank of Scotland Group PLC1	90,730,000	55,267
Banco Santander (Brasil) SA, units (ADR)	2,476,500	33,680
Banco Santander (Brasil) SA, units	1,338,600	18,184
Svenska Handelsbanken AB, Class A	1,500,000	47,928
Raiffeisen Bank International AG	830,000	45,474
Singapore Exchange Ltd.	6,000,000	39,366
Deutsche Börse AG	493,000	34,126
Kerry Properties Ltd.	4,420,730	23,034
		20,432,042

CONSUMER DISCRETIONARY — 10.58%
Daimler AG1	26,020,800	1,763,963
Daimler AG (New York registered)1	250,000	16,895
Honda Motor Co., Ltd.	29,549,250	1,170,105
Nikon Corp.3	20,579,200	417,464
Naspers Ltd., Class N	6,925,000	407,826
Volkswagen AG, nonvoting preferred	2,450,000	397,456
Hyundai Mobis Co., Ltd.	1,555,000	389,812
Hyundai Motor Co.	2,501,390	382,405
adidas AG, non-registered shares	5,658,000	369,647
H & M Hennes & Mauritz AB, Class B	10,578,000	352,304
Fiat SpA	17,054,900	351,657
Toyota Motor Corp.	8,833,300	350,329
British Sky Broadcasting Group PLC	30,400,000	348,839
Hero Honda Motors Ltd.	7,687,984	341,829
Li & Fung Ltd.	57,249,000	332,175
Bayerische Motoren Werke AG	3,670,000	288,613
OPAP SA	15,901,490	274,964
Nissan Motor Co., Ltd.	27,484,800	261,679
Peugeot SA1	6,886,900	261,456
Cie. Générale des Établissements Michelin, Class B	3,506,615	251,632
Swatch Group Ltd, non-registered shares	477,800	212,992
Swatch Group Ltd	478,484	38,586
Sony Corp.	6,855,000	247,131
Yamada Denki Co., Ltd.	3,442,150	234,875
LG Electronics Inc.	2,204,000	229,159
Industria de Diseño Textil, SA	3,017,000	225,892
Carnival PLC	3,900,000	181,320
Renault SA1	2,793,065	162,358
LVMH Moët Hennessey-Louis Vuitton SA	980,000	161,209
WPP PLC	9,972,000	122,746
Techtronic Industries Co. Ltd.3	86,710,000	113,117
Thomson Reuters Corp.	3,000,000	112,360
Dongfeng Motor Group Co., Ltd., Class H	63,626,000	109,689
JCDecaux SA1	3,528,700	108,572
Suzuki Motor Corp.	3,946,333	97,212
Marks and Spencer Group PLC	13,900,000	79,968
Mediaset SpA	12,444,198	75,289
Porsche Automobil Holding SE, nonvoting preferred	850,000	67,765
Esprit Holdings Ltd.	12,424,422	59,143
Belle International Holdings Ltd.	26,700,000	45,137
Kingfisher PLC	9,259,650	38,026
Carphone Warehouse Group PLC1	6,115,000	37,683
PT Astra International Tbk	4,568,500	27,659
Dixons Retail PLC1	43,448,571	15,526
		11,534,464

CONSUMER STAPLES — 10.01%
Anheuser-Busch InBev NV	27,418,085	1,568,140
Anheuser-Busch InBev NV, VVPR STRIPS1	10,093,238	54
Nestlé SA	25,552,000	1,496,227
British American Tobacco PLC	23,169,999	889,923
Pernod Ricard SA	8,580,652	806,771
Danone SA	12,303,168	773,043
Tesco PLC	112,197,773	743,442
L’Oréal SA	3,977,600	441,592
METRO AG	5,793,269	417,115
Wilmar International Ltd.	93,373,000	409,623
Associated British Foods PLC	20,755,000	382,161
Wal-Mart de México, SAB de CV, Series V	129,671,436	372,110
Shoprite Holdings Ltd.	24,550,000	371,371
Unilever NV, depository receipts	11,221,000	349,375
Koninklijke Ahold NV	24,513,000	323,505
SABMiller PLC	7,886,000	277,438
Asahi Breweries, Ltd.	10,716,700	207,629
Woolworths Ltd.	6,090,626	168,010
Coca-Cola Amatil Ltd.	13,964,067	155,107
Coca-Cola Hellenic Bottling Co. SA	5,700,000	147,463
OJSC Magnit (GDR)	4,500,000	131,850
Diageo PLC	5,500,000	101,614
Wesfarmers Ltd.	3,052,650	99,912
Unilever PLC	2,526,750	77,332
X5 Retail Group NV (GDR)1	1,640,000	75,850
Foster’s Group Ltd.	11,028,000	64,067
Tingyi (Cayman Islands) Holding Corp.	24,250,000	62,085
		10,912,809

HEALTH CARE — 9.93%
Novo Nordisk A/S, Class B	22,139,400	2,496,515
Novartis AG	37,308,325	2,192,612
Bayer AG	26,208,179	1,936,716
Roche Holding AG	7,769,436	1,138,409
Teva Pharmaceutical Industries Ltd. (ADR)	16,063,100	837,369
CSL Ltd.	16,984,329	630,414
Smith & Nephew PLC	39,825,000	420,047
UCB SA3	11,918,602	408,842
Shionogi & Co., Ltd.	9,750,000	192,502
Terumo Corp.	2,175,000	122,426
Essilor International	1,882,000	121,156
Synthes, Inc.	687,000	92,800
Merck KGaA	1,098,724	87,873
Lonza Group Ltd.	1,047,012	83,929
Richter Gedeon Nyrt	325,343	66,537
		10,828,147

INFORMATION TECHNOLOGY — 8.98%
Samsung Electronics Co. Ltd.	1,619,659	1,354,354
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	27,907
Canon, Inc.	20,801,700	1,078,645
Taiwan Semiconductor Manufacturing Co. Ltd.	276,878,136	674,236
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	73,017
SAP AG	12,805,095	651,946
SAP AG (ADR)	1,380,000	69,842
Murata Manufacturing Co., Ltd.	10,004,200	701,120
Nintendo Co., Ltd.	1,912,000	561,189
HTC Corp.	16,538,610	510,512
HOYA CORP.	19,559,800	475,082
Tencent Holdings Ltd.	17,415,000	378,421
Nippon Electric Glass Co., Ltd.	20,400,000	294,480
Hirose Electric Co., Ltd.3	2,402,500	270,758
Hon Hai Precision Industry Co., Ltd.	65,357,600	263,390
Advanced Semiconductor Engineering, Inc.	213,931,448	247,636
MediaTek Inc.	15,402,625	220,554
Telefonaktiebolaget LM Ericsson, Class B	18,256,324	212,133
Acer Inc.	60,608,377	187,293
Nokia Corp.	17,795,000	184,053
Delta Electronics, Inc.	36,386,563	177,836
STMicroelectronics NV	16,650,000	172,188
Tokyo Electron Ltd.	2,350,000	148,774
Infineon Technologies AG1	12,900,000	120,030
Arm Holdings PLC	17,750,000	117,144
NetEase.com, Inc. (ADR)1	3,174,900	114,773
Rohm Co., Ltd.	1,745,000	113,912
ASML Holding NV	2,699,126	104,238
Ibiden Co., Ltd.	2,695,200	85,049
Redecard SA, ordinary nominative	6,510,000	82,551
Cielo SA, ordinary nominative	8,634,100	69,957
Keyence Corp.	145,000	42,005
		9,785,025

TELECOMMUNICATION SERVICES — 8.35%
América Móvil, SAB de CV, Series L (ADR)	48,740,741	2,794,794
América Móvil, SAB de CV, Series L	74,020,000	212,590
SOFTBANK CORP.	39,038,000	1,351,593
Telefónica, SA	30,336,000	687,727
MTN Group Ltd.	33,224,200	677,950
TeliaSonera AB	55,155,700	437,103
Vodafone Group PLC	126,444,919	326,859
China Telecom Corp. Ltd., Class H	577,442,000	302,361
Portugal Telecom, SGPS, SA	26,045,000	291,657
Telekom Austria AG, non-registered shares	20,101,203	282,580
Koninklijke KPN NV	16,033,520	233,968
Axiata Group Bhd.1	120,596,000	185,773
Bharti Airtel Ltd.	22,430,000	179,982
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	156,585
OJSC Mobile TeleSystems (ADR)	7,352,800	153,453
Philippine Long Distance Telephone Co.	2,380,460	138,774
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	157,269,200	138,767
Singapore Telecommunications Ltd.	49,795,824	118,344
Tele Norte Leste Participações SA, preferred nominative (ADR)	5,040,000	74,088
Tele Norte Leste Participações SA, preferred nominative	1,680,000	24,583
Tele Norte Leste Participações SA, ordinary nominative	640,000	12,453
Millicom International Cellular SA	940,000	89,864
Iliad SA	657,500	71,519
Telekomunikacja Polska SA	10,001,227	55,236
Orascom Telecom Holding SAE (GDR)1	11,206,096	40,902
Turkcell Iletisim Hizmetleri AS	5,515,843	37,689
China Mobile Ltd.	3,000,000	29,796
		9,106,990

INDUSTRIALS — 7.62%
Schneider Electric SA	6,105,468	913,779
Siemens AG	5,677,500	703,300
Ryanair Holdings PLC (ADR)	16,857,900	518,549
Komatsu Ltd.	13,030,000	394,318
FANUC LTD	2,471,900	379,660
Atlas Copco AB, Class A	13,569,000	342,370
Capita Group PLC3	31,129,005	338,034
AB Volvo, Class B1	18,000,000	317,144
Geberit AG	1,187,000	274,470
Legrand SA	6,482,000	263,971
Asahi Glass Co., Ltd.	21,615,000	252,650
BAE Systems PLC	47,590,000	244,852
Marubeni Corp.	34,645,000	243,654
Vallourec SA	2,300,261	241,604
Tata Motors Ltd.	8,244,753	241,240
Adani Enterprises Ltd.	16,240,023	236,037
Noble Group Ltd.	135,018,000	228,300
Wolseley PLC1	6,208,291	198,039
Air France1	10,200,900	185,797
Kubota Corp.	18,085,000	171,294
British Airways PLC1	37,588,000	159,694
Nidec Corp.	1,415,000	143,086
Orkla AS	14,243,900	138,410
Alstom SA	2,738,000	131,021
ABB Ltd1	5,600,000	124,757
Qantas Airways Ltd.1	44,991,477	116,884
Vestas Wind Systems A/S1	3,632,500	114,679
Canadian National Railway Co.	1,630,000	108,771
Beijing Enterprises Holdings Ltd.	15,000,000	93,017
East Japan Railway Co.	1,350,000	87,794
Experian PLC	6,060,000	75,396
Mitsubishi Corp.	2,600,000	70,388
SGS SA	38,834	65,167
Kühne + Nagel International AG	330,000	45,882
KONE Oyj, Class B	775,000	43,082
SMC Corp.	242,000	41,461
Cobham PLC	11,388,569	36,133
Daikin Industries, Ltd.	795,000	28,201
		8,312,885

MATERIALS — 7.58%
ArcelorMittal	19,288,136	731,487
Syngenta AG	1,974,315	577,513
Holcim Ltd	7,531,212	569,070
Impala Platinum Holdings Ltd.	15,670,488	554,170
Linde AG	3,130,500	475,012
Potash Corp. of Saskatchewan Inc.	2,791,200	432,161
POSCO	957,890	411,043
Vedanta Resources PLC	9,905,301	388,709
Shin-Etsu Chemical Co., Ltd.	6,415,000	347,654
Barrick Gold Corp.	5,574,000	296,425
BASF SE	3,610,000	287,995
BHP Billiton PLC	7,100,000	282,386
JFE Holdings, Inc.	6,330,000	220,486
First Quantum Minerals Ltd.	1,876,600	203,835
Orica Ltd.	7,554,721	192,401
CRH PLC	9,152,320	189,569
PT Semen Gresik (Persero) Tbk	171,131,000	179,488
Xstrata PLC	7,463,000	175,173
L’Air Liquide SA, non-registered shares	1,265,066	159,990
Akzo Nobel NV	2,515,000	156,227
UltraTech Cement Ltd.	6,439,283	156,140
Anhui Conch Cement Co. Ltd., Class H	31,488,000	147,661
Nitto Denko Corp.	2,971,400	139,988
K+S AG	1,838,000	138,427
Vale SA, ordinary nominative (ADR)	4,000,000	138,280
Svenska Cellulosa AB SCA, Class B	7,306,260	115,368
Newcrest Mining Ltd.	2,580,000	106,714
Koninklijke DSM NV	1,515,979	86,309
Israel Chemicals Ltd.	4,900,000	83,998
Rio Tinto PLC	1,200,000	83,939
Titan Cement Co. SA	3,286,000	72,102
Anglo American PLC	1,115,000	58,056
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	4,908,307	52,568
Givaudan SA	45,332	48,920
		8,259,264

ENERGY — 6.60%
BP PLC	123,099,694	893,506
Royal Dutch Shell PLC, Class B	14,735,000	485,886
Royal Dutch Shell PLC, Class A	3,195,000	105,584
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	86,204
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,780
Canadian Natural Resources, Ltd.	14,062,600	627,252
China National Offshore Oil Corp.	140,389,100	333,056
Saipem SpA, Class S	6,731,566	331,390
OAO Gazprom (ADR)	11,594,000	292,749
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	288,114
Eni SpA	12,857,000	280,734
TOTAL SA	4,968,000	263,226
Cameco Corp.	4,882,000	197,135
Cameco Corp. (CAD denominated)	1,560,000	63,228
TransCanada Corp.	6,495,009	248,160
China Shenhua Energy Co. Ltd., Class H	52,892,000	221,835
Reliance Industries Ltd.	8,915,000	211,077
Essar Energy PLC1	23,062,500	208,549
Cenovus Energy Inc.	6,205,000	207,686
INPEX CORP.	35,200	206,154
SeaDrill Ltd.	5,500,446	185,892
Suncor Energy Inc. (CAD denominated)	2,944,000	113,342
Suncor Energy Inc.	1,695,000	64,902
Coal India Ltd.1	23,867,162	168,001
Nexen Inc.	6,214,305	142,498
Oil Search Ltd.	19,000,000	136,809
BG Group PLC	6,135,000	123,963
Statoil ASA	4,828,320	114,687
Acergy SA	3,910,000	95,823
Cairn India Ltd.1	12,812,190	95,343
Woodside Petroleum Ltd.	2,107,964	91,761
JSC KazMunaiGas Exploration Production (GDR)	4,163,986	82,572
Sasol Ltd.	1,174,475	61,738
Tenaris SA (ADR)	1,040,000	50,939
OJSC OC Rosneft (GDR)	6,395,000	45,788
		7,192,363

UTILITIES — 1.93%
GDF SUEZ	11,979,219	429,810
Hongkong Electric Holdings Ltd.	43,010,000	271,137
Power Grid Corp. of India Ltd.	122,444,336	269,178
Hong Kong and China Gas Co. Ltd.	98,116,975	231,256
SUEZ Environnement Co.	10,701,500	220,941
National Grid PLC	23,751,439	204,781
Electricité de France SA	4,080,906	167,390
E.ON AG	3,000,000	91,944
Red Eléctrica de Corporación, SA	1,545,000	72,673
RWE AG	800,000	53,334
CEZ, a s	1,112,000	46,457
Scottish and Southern Energy PLC	2,125,000	40,585
		2,099,486

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		1,934,967

Total common stocks (cost: $71,680,470,000)		100,398,442

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		3,047

Total rights (cost: $0)		3,047

	Principal amount
Bonds & notes — 0.05%	(000)

FINANCIALS — 0.05%
Westfield Group 7.125% 20184	$42,735	49,233

Total bonds & notes (cost: $34,187,000)		$49,233

	Principal amount
Short-term securities — 7.83%	(000)

Freddie Mac 0.17%–0.437% due 1/10–9/8/2011	$2,122,142	2,121,089
U.S. Treasury Bills 0.142%–0.197% due 3/3–6/9/2011	1,326,500	1,325,932
Fannie Mae 0.185%–0.51% due 1/5–6/1/2011	1,066,995	1,066,594
International Bank for Reconstruction and Development 0.19%–0.215% due 2/7–4/19/2011	596,200	595,986
Nordea North America, Inc. 0.24%–0.305% due 2/15–4/15/2011	503,000	502,759
Commonwealth Bank of Australia 0.22%–0.29% due 1/11–3/21/20114	489,900	489,744
National Australia Bank Ltd. 0.24%–0.275% due 1/10–4/5/20114	425,000	424,885
Deutsche Bank Financial LLC 0.20%–0.32% due 1/6–4/20/2011	368,600	368,433
Federal Farm Credit Banks 0.29%–0.43% due 3/31–6/14/2011	275,000	274,801
Federal Home Loan Bank 0.16%–0.27% due 3/7–9/19/2011	200,000	199,781
Credit Suisse New York Branch 0.26% due 2/18–2/23/2011	150,100	150,035
Electricité de France 0.25%–0.29% due 2/11–3/7/20114	142,400	142,327
Toronto-Dominion Holdings USA Inc. 0.22%–0.27% due 1/12–4/20/20114	129,900	129,837
Bank of Nova Scotia 0.09%–0.265% due 1/3–3/4/2011	124,600	124,567
Straight-A Funding LLC 0.25%–0.26% due 1/26–3/7/20114	114,668	114,625
Westpac Banking Corp. 0.25%–0.31% due 2/14–5/17/20114	108,900	108,818
Australia & New Zealand Banking Group, Ltd. 0.25% due 2/28/20114	101,800	101,768
Société Générale North America, Inc. 0.11%–0.27% due 1/3–1/4/2011	96,400	96,399
Bank of America Corp. 0.27% due 1/3–1/20/2011	71,500	71,496
Network Rail Infrastructure Finance PLC 0.24% due 1/14/2011	55,000	54,995
Coca-Cola Co. 0.23% due 1/4/20114	50,000	49,999
Caisse d’Amortissement de la Dette Sociale 0.25% due 2/9/20114	20,000	19,995

Total short-term securities (cost: $8,533,463,000)		8,534,865

Total investment securities (cost: $80,248,120,000)		108,985,587
Other assets less liabilities		37,965

Net assets		$109,023,552

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $353,735,000, which represented .32% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,631,231,000, which represented 1.50% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2010(000)

Nikon Corp.	8,220,000	12,359,200	—	20,579,200	$631	$417,464
UCB SA	10,749,931	1,168,671	—	11,918,602	12,949	408,842
Capita Group PLC	31,129,005	—	—	31,129,005	8,508	338,034
Hirose Electric Co., Ltd.	2,402,500	—	—	2,402,500	1,990	270,758
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	919	113,117
Air France*	12,008,000	3,002,900	4,810,000	10,200,900	—	—
HOYA CORP.*	23,734,700	130,000	4,304,900	19,559,800	7,185	—
Prudential PLC*	119,635,824	13,166,456	29,368,000	103,434,280	38,471	—
					$70,653	$1,548,215
*Unaffiliated issuer at 12/31/2010.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of December 31, 2010, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation
	Settlement date	Counterparty	Receive	Deliver	at 12/31/2010
Sales:
Euros	1/6/2011	JPMorgan Chase	$58,665	€43,911	$(14)
Euros	1/14/2011	JPMorgan Chase	$60,143	€45,000	10
Euros	1/24/2011	Bank of New York Mellon	$88,630	€67,746	(1,896)
Japanese yen	2/2/2011	HSBC Bank	$165,667	¥13,712,272	(3,288)

Forward currency contracts					$(5,188)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Financials	$20,078,307	$353,735	$—	$20,432,042
Consumer discretionary	11,534,464	—	—	11,534,464
Consumer staples	10,912,809	—	—	10,912,809
Health care	10,828,147	—	—	10,828,147
Information technology	9,785,025	—	—	9,785,025
Telecommunication services	9,106,990	—	—	9,106,990
Industrials	8,312,885	—	—	8,312,885
Materials	8,259,264	—	—	8,259,264
Energy	7,192,363	—	—	7,192,363
Utilities	2,099,486	—	—	2,099,486
Miscellaneous	1,934,967	—	—	1,934,967
Rights	3,047	—	—	3,047
Bonds & notes	—	49,233	—	49,233
Short-term securities	—	8,534,865	—	8,534,865
Total	$100,047,754	$8,937,833	$—	$108,985,587

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10
Unrealized depreciation on open forward currency contracts	—	(5,198)	—	(5,198)
Total	$—	$(5,188)	$—	$(5,188)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,857,080
Gross unrealized depreciation on investment securities	(2,007,774)
Net unrealized appreciation on investment securities	27,849,306
Cost of investment securities for federal income tax purposes	81,136,281

Key to abbreviations and symbols

ADR = American Depositary Receipts	CAD = Canadian dollars	¥ = Japanese yen
GDR = Global Depositary Receipts	€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0211O-S25556

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2011